Property, plant and equipment (Tables)	12 Months Ended
Jun. 30, 2018
Disclosure of property, plant and equipment
Schedule of property, plant and equipment

	Freehold property £'000	Plant and machinery £'000	Fixtures and fittings £'000	Total £'000
At 1 July 2016
Cost	269,369	36,728	43,809	349,906
Accumulated depreciation	(43,443)	(32,487)	(28,262)	(104,192)

Net book amount	225,926	4,241	15,547	245,714

Year ended 30 June 2017
Opening net book amount	225,926	4,241	15,547	245,714
Additions	3	1,578	7,592	9,173
Disposals	—	(7)	(36)	(43)
Depreciation charge	(3,301)	(2,427)	(4,378)	(10,106)

Closing net book amount	222,628	3,385	18,725	244,738

At 30 June 2017
Cost	269,372	34,475	50,236	354,083
Accumulated depreciation	(46,744)	(31,090)	(31,511)	(109,345)

Net book amount	222,628	3,385	18,725	244,738

Year ended 30 June 2018
Opening net book amount	222,628	3,385	18,725	244,738
Additions	—	2,605	8,706	11,311
Disposals	(5)	—	(18)	(23)
Depreciation charge	(3,288)	(1,821)	(5,516)	(10,625)

Closing net book amount	219,335	4,169	21,897	245,401

At 30 June 2018
Cost	269,367	34,790	57,800	361,957
Accumulated depreciation	(50,032)	(30,621)	(35,903)	(116,556)

Net book amount	219,335	4,169	21,897	245,401